SELECTED FINANCIAL DATA FOR THE THREE MONTHS ENDED MARCH 31, 2019 (Tables)	3 Months Ended
Mar. 31, 2020
SELECTED FINANCIAL DATA FOR THE THREE MONTHS ENDED MARCH 31, 2019
SELECTED FINANCIAL DATA FOR THE THREE MONTHS ENDED MARCH 31, 2019

Three months
ended March 31,
2019
RMB

Results of Operations

Total revenues	335,791
Cost of revenues	(156,372)
Total operating expenses	(474,465)
Loss from continuing operations	(295,046)
Interest expenses, net	(24,503)
Other income, net	20,389
Foreign exchange losses	(779)
Loss from continuing operations before income tax expense	(299,939)
Income tax expense	(1,556)
Equity in income of affiliates	5,956
Net loss from continuing operations, net of tax	(295,539)
Less: net loss attributable to non-controlling interests shareholders	(445)
Net loss from continuing operations, attributable to UXIN LIMITED	(295,094)
Net income from discontinued operations, attributable to UXIN LIMITED	10,555
Net loss	(284,984)

Net loss attributable to ordinary shareholders	(284,539)

Cash Flows

Net cash used in operating activities	188,061
Net cash used in investing activities	6,645
Net cash generated from financing activities	127,066
Effect of exchange rate changes on cash, cash equivalents and restricted cash	11,983
Net decrease in cash, cash equivalents and restricted cash	333,755

Balance Sheet Data
March 31, 2019
RMB
(Unaudited)

Cash and cash equivalents	454,890
Working capital (i)	1,875,218
Net assets	2,146,422
Total assets	7,099,293
Ordinary shares	577
Additional paid-in-capital	13,021,718
Total shareholders' equity	2,146,422

(i)	The Company defines working capital as current assets less current liabilities.